Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

Class A, Class B, Class C

Supplement dated August 12, 2010, to the Prospectuses dated November 1, 2009,

as previously supplemented as the case may be.

                The Wells Fargo Advantage Strategic Income Fund is no longer offered and all references to that fund are hereby removed.

                                Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

Supplement dated August 12, 2010, to the Statement of Additional Information dated November 1, 2009,

as previously supplemented as the case may be.

                The Wells Fargo Advantage Strategic Income Fund is no longer offered and all references to that fund are hereby removed.